Financing Transactions	12 Months Ended
Dec. 31, 2011
Financing Transactions [Abstract]
Financing Transactions
5.	Financing Transactions

Teekay Tankers is a Marshall Islands corporation formed by the Company to provide international marine transportation of crude oil. Teekay Tankers completed its initial public offering on December 12, 2007. As of December 31, 2011, Teekay owned 26.0% of the capital stock of Teekay Tankers, including Teekay Tankers’ outstanding shares of Class B common stock, which entitle the holders to five votes per share, subject to a 49% aggregate Class B Common Stock voting power maximum.

Teekay Offshore is a Marshall Islands limited partnership formed by the Company as part of its strategy to expand its operations in the offshore oil marine transportation, production, processing and storage sectors. Teekay Offshore completed its initial public offering on December 14, 2006. As of December 31, 2011, Teekay owned a 33.0% interest in Teekay Offshore, including common units and its 2% general partner interest.

Teekay LNG is a Marshall Islands limited partnership formed by the Company as part of its strategy to expand its operations in the LNG shipping sector. Teekay LNG provides LNG, LPG and crude oil marine transportation services under long-term, fixed-rate contracts with major energy and utility companies through its fleet of LNG and LPG carriers and Suezmax tankers. Teekay LNG completed its initial public offering on May 5, 2005. As of December 31, 2011, Teekay owned a 40.1% interest in Teekay LNG, including common units and its 2% general partner interest.

In connection with Teekay LNG’s initial public offering in May 2005, Teekay entered into an omnibus agreement with Teekay LNG, Teekay LNG’s general partner and others governing, among other things, when the Company and Teekay LNG may compete with each other and to provide the applicable parties certain rights of first offer on LNG carriers and Suezmax tankers. In December 2006, the omnibus agreement was amended in connection with Teekay Offshore’s initial public offering to govern, among other things, when the Company, Teekay LNG and Teekay Offshore may compete with each other and to provide the applicable parties certain rights of first offer on LNG carriers, oil tankers, shuttle tankers, FSO units and FPSO units.

During the years ended December 31, 2011, 2010 and 2009, the Company’s publicly traded subsidiaries, Teekay Tankers, Teekay Offshore and Teekay LNG completed the following financing transactions;

In February 2011, Teekay Tankers completed a public offering of 9.9 million common shares of its Class A Common Stock (including 1.3 million commons shares issued upon the full exercise of the underwriter’s overallotment option) at a price of $11.33 per share, for gross proceeds of $112.1 million. As a result of the offering, Teekay’s ownership of Teekay Tankers was reduced to 26.0% as of December 31, 2011. Teekay maintains voting control of Teekay Tankers through its ownership of shares of Teekay Tankers’ Class A and Class B common stock and continues to consolidate this subsidiary. See note 25(c) to the consolidated financial statements for information related to an equity offering by Teekay Tankers in February 2012.

In March 2011, Teekay sold its remaining 49% interest in Teekay Offshore Operating L.P. (or OPCO) to Teekay Offshore for a total purchase price of $386.3 million comprised of $175 million in cash (less $15 million in distributions made by OPCO to Teekay between December 31, 2010 and the date of acquisition) and 7.7 million newly issued Teekay Offshore common units (including the general partner’s 2% interest) of gross proceeds of $226.3 million. Consequently, the Company recognized a decrease to retained earnings and an increase in non-controlling interest of $94.8 million as the Company accounts for changes in its ownership interest in controlled subsidiaries as equity transactions. In July 2011, Teekay Offshore completed a private placement of 0.7 million common units to an institutional investor at a price of $28.04 per unit for gross proceeds of $20.4 million (including the general partner’s 2% proportionate capital contribution). In November 2011, Teekay Offshore completed a private placement of 7.3 million common units to a group of institutional investors at a price of $23.90 per unit for gross proceeds (including the general partner’s 2% proportionate capital contribution) of $173.5 million. As a result of the private placements and the acquisition of the 49% interest in OPCO by Teekay Offshore, Teekay’s ownership of Teekay Offshore was reduced to 33.0% (including the Company’s 2% general partner interest) as of December 31, 2011. Teekay maintains control of Teekay Offshore by virtue of its control of the general partner and continues to consolidate this subsidiary.

In April 2011, Teekay LNG , completed a public offering of 4.3 million common units (including 0.6 million common units issued upon the partial exercise of the underwriters’ overallotment option) at a price of $38.88 per unit, for gross proceeds (including the general partner’s 2% proportionate capital contribution) of approximately $168.7 million. In November 2011, Teekay LNG completed a public offering of 5.6 million common units at a price of $33.40 per unit, for gross proceeds of $187.4 million (including general partner’s 2% proportionate capital contribution). As a result of the offerings, Teekay’s ownership of Teekay LNG was reduced to 40.1% (including the Company’s 2% general partner interest) as of December 31, 2011. Teekay maintains control of Teekay LNG by virtue of its control of the general partner and continues to consolidate this subsidiary.

As a result of the 2011 financing transactions, the Company recorded an increase to retained earnings $124.2 million, which represents Teekay’s dilution gains from the issuance of units and shares in Teekay Tankers, Teekay Offshore and Teekay LNG, during the year ended December 31, 2011.

In March 2010, Teekay Offshore completed a public offering of 5.1 million common units (including 660,000 units issued upon exercise of the underwriters’ overallotment option) at a price of $19.48 per unit. In August 2010, Teekay Offshore completed a public offering of 6.0 million common units (including 787,500 units issued upon exercise of the underwriters’ overallotment option) at a price of $22.15 per unit. In December 2010, Teekay Offshore completed a public offering of 6.4 million common units (including 840,000 units issued upon exercise of the underwriters’ overallotment option) at a price of $27.84 per unit. In each case the general partner made a proportionate capital contribution to maintain its 2% interest.

In April 2010, Teekay Tankers completed a public offering of 8.8 million shares of its Class A Common Stock (including 1.1 million common shares issued upon the partial exercise of the underwriter’s overallotment option) at a price of $12.25 per share. Teekay Tankers concurrently issued to Teekay 2.6 million unregistered shares of its Class A Common Stock at the April 2010 offering price. In October 2010, Teekay Tankers completed a public offering of 8.6 million common shares of its Class A Common Stock (including 395,000 common shares issued upon the partial exercise of the underwriter’s overallotment option) at a price of $12.15 per share.

In July 2010, Teekay LNG completed a direct equity placement of 1.7 million common units at a price of $29.18 per unit. In November 2010, Teekay LNG issued to Exmar NV 1.1 million common units at a price of $35.44 per unit.

As a result of the 2010 offerings, direct equity placement, and unit issuance to Exmar NV, the Company recorded increases to retained earnings of $84.9 million, $20.6 million, and $17.7 million, respectively, which represents Teekay’s dilution gains from the issuance of units and shares in Teekay Offshore, Teekay LNG and Teekay Tankers, during the year ended December 31, 2010.

In August 2009, Teekay Offshore completed a public offering of 7.5 million common units (including 975,000 units issued upon the exercise in full of the underwriter’s overallotment option) at a price of $14.32 per unit. In June 2009, Teekay Tankers completed a public offering of 7.0 million shares of its Class A Common Stock at a price of $9.80 per share. In March 2009, Teekay LNG completed a public offering of 4.0 million common units at a price of $17.60 per unit. In November 2009, Teekay LNG completed a public offering of 4.0 million common units (including 450,650 units issued upon the exercise of the underwriter’s overallotment option) at a price of $24.40 per unit. In each case the general partner made a proportionate capital contribution to maintain its 2% interest. As a result of the 2009 offerings, Teekay recorded increases to retained earnings of $26.9, $12.6 million, and $1.7 million, respectively, which represents Teekay’s dilution gains from the issuance of units and shares in Teekay Offshore, Teekay LNG and Teekay Tankers during the year ended December 31, 2009.

The proceeds received from the financing transactions are summarized as follows:

	Total Proceeds Received $	Less: Teekay Corporation Portion $	Offering Expenses $	Net Proceeds Received $
2011
Teekay Tankers Public Offering	112,054	—	(4,820)	107,234
Teekay Offshore Private Equity Placements	420,145	(230,144)	(279)	189,722
Teekay LNG Public Offerings	356,133	(7,123)	(14,909)	334,101

2010
Teekay Offshore Public Offerings	419,989	(8,400)	(18,645)	392,944
Teekay Tankers Public Offerings	243,977	(32,000)	(9,279)	202,698
Teekay LNG Direct Equity Placement	51,020	(1,020)	—	50,000

2009
Teekay Offshore Public Offerings	107,042	(2,291)	(2,742)	102,009
Teekay Tankers Public Offerings	68,600	—	(3,044)	65,556
Teekay LNG Public Offerings	170,237	(3,436)	(7,805)	158,996